FUND SUMMARIES ICON BOND FUND
Investment Objective/Goals
Seeks maximum total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information. The ICON Bond Fund Class A shares commenced operations on September 30, 2010, therefore, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class I shares. Actual expenses for Class A shares will be different from Class I shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Bond Fund)	ICON BOND FUND Class A, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Class C, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Class I, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Class Z, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	0.85%	none	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Bond Fund)	ICON BOND FUND Class A, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON BOND FUND Class C, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON BOND FUND Class I, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON BOND FUND Class Z, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees	0.25%		0.85%		0.25%		none
Other Expenses	0.28%		1.01%		0.28%		0.79%
Total Annual Fund Operating Expenses	1.13%		2.46%		1.13%		1.39%
Expense Reimbursements	(0.13%)		(0.86%)		(0.13%)		(0.64%)
Total Annual Fund Operating Expenses	1.00%	[1]	1.60%	[1]	1.00%	[1]	0.75%	[1]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A and Class I of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class Z. This expense limitation agreement may be terminated at any time after January 31, 2012 for Class A and January 31, 2021 for Class C, Class I and Class Z upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Bond Fund)	ICON BOND FUND Class A, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Class C, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Class I, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Class Z, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Class A	Class C	Class I	Class Z
1 Year	572	248	102	77
3 Years	805	505	318	240
5 Years	1,056	871	552	417
10 Years	1,774	1,901	1,224	930

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Bond Fund)	ICON BOND FUND Class C, ICON Bond Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	163
3 Years	505
5 Years	871
10 Years	1,901

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.47% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class I Shares
Best Quarter: Q2 2009 6.54% Worst Quarter: Q3 2008 -4.02%

Average Annual Total Returns (ICON Bond Fund)	ICON BOND FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON BOND FUND Return Before Taxes Class A, ICON Bond Fund 1/26/2010 - 1/24/2011	ICON BOND FUND Return Before Taxes Class C, ICON Bond Fund 1/26/2010 - 1/24/2011	ICON BOND FUND Return Before Taxes Class I, ICON Bond Fund 1/26/2010 - 1/24/2011	ICON BOND FUND Return Before Taxes Class Z, ICON Bond Fund 1/26/2010 - 1/24/2011	ICON BOND FUND Return After Taxes on Distributions Class I, ICON Bond Fund 1/26/2010 - 1/24/2011	ICON BOND FUND Return After Taxes on Distributions and Sale of Fund Shares Class I, ICON Bond Fund 1/26/2010 - 1/24/2011	Barclays Capital U S Universal Index Class A, ICON Bond Fund 1/26/2010 - 1/24/2011	Barclays Capital U S Universal Index Class C, ICON Bond Fund 1/26/2010 - 1/24/2011	Barclays Capital U S Universal Index Class I, ICON Bond Fund 1/26/2010 - 1/24/2011	Barclays Capital U S Universal Index Class Z, ICON Bond Fund 1/26/2010 - 1/24/2011	Barclays Capital U.S Universal Index Excluding Mortgage Backed-Securities (ex MBS) Class I, ICON Bond Fund 1/26/2010 - 1/24/2011		Barclays Capital U. S. Universal Index (ex-MBS) Class A, ICON Bond Fund 1/26/2010 - 1/24/2011		Barclays Capital U. S. Universal Index (ex-MBS) Class C, ICON Bond Fund 1/26/2010 - 1/24/2011		Barclays Capital U. S. Universal Index (ex-MBS) Class Z, ICON Bond Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Bond Fund Class I		ICON Bond Fund Class I	ICON Bond Fund Class I			ICON Bond Fund Class I		ICON Bond Fund Class I
Label		ICON Bond Fund Class A	ICON Bond Fund Class C	Return Before Taxes	ICON Bond Fund Class Z	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Barclays Capital U.S. Universal Index	Barclays Capital U.S. Universal Index	Barclays Capital U.S. Universal Index	Barclays Capital U.S. Universal Index	Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS)		Barclays Capital U.S. Universal Index (ex-MBS)		Barclays Capital U.S. Universal Index (ex-MBS)		Barclays Capital U.S. Universal Index (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)		(reflects no deduction for fees, expenses, or taxes)		(reflects no deduction for fees, expenses, or taxes)		(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Oct 21, 2002	Sep 30, 2002	May 6, 2004	Sep 30, 2002	Sep 30, 2002	Sep 30, 2010	Oct 21, 2002	Sep 30, 2002	May 6, 2004	Sep 30, 2002		Sep 30, 2010		Oct 21, 2002		May 6, 2004
1 Year			4.84%	6.23%	6.58%	4.06%	4.18%		7.16%	7.16%	7.16%	7.99%	[1]		[1]	7.99%	[1]	7.99%	[1]
5 Years			4.95%	5.57%	5.82%	3.84%	3.75%		5.90%	5.90%	5.90%	5.62%	[1]		[1]	5.62%	[1]	5.62%	[1]
Since Inception		(5.83%)	4.82%	5.11%	5.20%	3.47%	3.42%	(1.04%)	5.74%	5.46%	5.69%	5.49%	[1]	(1.54%)	[1]	5.86%	[1]	5.50%	[1]
[1]	The ICON Bond Fund has changed its broad-based index because it has not significantly invested in asset-backed securities in the past and has no present intent to do so in the immediate future. The Barclays Capital U.S. Universal Index (ex-MBS) is a more appropriate index for the Fund.

After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON CORE EQUITY FUND
Investment Objective/Goals
Seeks capital appreciation,
with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Core Equity Fund)	ICON CORE EQUITY FUND Class A, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class C, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class Z, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Core Equity Fund)	ICON CORE EQUITY FUND Class A, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class C, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class Z, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	none
Other Expenses	1.68%	0.50%	0.35%	1.15%
Total Annual Fund Operating Expenses	2.68%	2.25%	1.35%	1.90%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Core Equity Fund)	ICON CORE EQUITY FUND Class A, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class C, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Class Z, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Expense Example, By Year, Column [Text]	Class A	Class C	Class I	Class Z
1 Year	831	328	137	193
3 Years	1,360	703	427	597
5 Years	1,914	1,204	739	1,026
10 Years	3,415	2,583	1,623	2,222

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Core Equity Fund)	ICON CORE EQUITY FUND Class C, ICON Core Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	228
3 Years	703
5 Years	1,204
10 Years	2,583

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123.12% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class I Shares
Best Quarter: Q4 2001 24.07% Worst Quarter: Q4 2008 -29.27%

Average Annual Total Returns (ICON Core Equity Fund)	ICON CORE EQUITY FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON CORE EQUITY FUND Return Before Taxes Class A, ICON Core Equity Fund 1/26/2010 - 1/24/2011	ICON CORE EQUITY FUND Return Before Taxes Class C, ICON Core Equity Fund 1/26/2010 - 1/24/2011	ICON CORE EQUITY FUND Return Before Taxes Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011	ICON CORE EQUITY FUND Return Before Taxes Class Z, ICON Core Equity Fund 1/26/2010 - 1/24/2011	ICON CORE EQUITY FUND Return After Taxes on Distributions Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011	ICON CORE EQUITY FUND Return After Taxes on Distributions and Sale of Fund Shares Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Core Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Core Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class I, ICON Core Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class Z, ICON Core Equity Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Core Equity Fund Class I		ICON Core Equity Fund Class I	ICON Core Equity Fund Class I			ICON Core Equity Fund Class I
Label		ICON Core Equity Fund Class A	ICON Core Equity Fund Class C	Return Before Taxes	ICON Core Equity Fund Class Z	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Nov 28, 2000	Oct 12, 2000	May 6, 2004	Oct 12, 2000	Oct 12, 2000	May 31, 2006	Nov 28, 2000	Oct 12, 2000	May 6, 2004
1 Year		4.33%	10.48%	12.39%	11.38%	12.30%	8.05%	16.38%	16.38%	16.38%	16.38%
5 Years			(4.62%)	(3.83%)	(4.00%)	(4.50%)	(3.26%)		2.65%	2.65%	2.65%
10 Years			0.22%	1.03%		0.53%	0.81%		2.07%	2.07%
Since Inception		(7.50%)	1.30%	2.70%	0.77%	2.20%	2.26%	2.25%	2.01%	2.05%	4.42%

After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON EQUITY INCOME FUND
Investment Objective/Goals
Seeks modest capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Equity Income Fund)	ICON EQUITY INCOME FUND Class A, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Class C, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Class Z, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Equity Income Fund)	ICON EQUITY INCOME FUND Class A, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON EQUITY INCOME FUND Class C, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON EQUITY INCOME FUND Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON EQUITY INCOME FUND Class Z, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		none
Other Expenses	3.59%		1.22%		0.53%		6.91%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	4.61%		2.99%		1.55%		7.68%
Expense Reimbursements	(3.14%)		(0.77%)		(0.08%)		(6.46%)
Total Annual Fund Operating Expenses	1.47%	[1],[2]	2.22%	[1],[2]	1.47%	[1],[2]	1.22%	[1],[2]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A and Class I of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the Operating Expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Equity Income Fund)	ICON EQUITY INCOME FUND Class A, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Class C, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Class Z, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class I	Class Z
1 Year	716	325	150	124
3 Years	1,013	694	465	387
5 Years	1,331	1,189	803	670
10 Years	2,232	2,553	1,757	1,477

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Equity Income Fund)	ICON EQUITY INCOME FUND Class C, ICON Equity Income Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	225
3 Years	694
5 Years	1,189
10 Years	2,553

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123.33% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security will decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class I Shares
Best Quarter: Q3 2009 19.93% Worst Quarter: Q4 2008 -22.68%

Average Annual Total Returns (ICON Equity Income Fund)	ICON EQUITY INCOME FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON EQUITY INCOME FUND Return Before Taxes Class A, ICON Equity Income Fund 1/26/2010 - 1/24/2011	ICON EQUITY INCOME FUND Return Before Taxes Class C, ICON Equity Income Fund 1/26/2010 - 1/24/2011	ICON EQUITY INCOME FUND Return Before Taxes Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011	ICON EQUITY INCOME FUND Return Before Taxes Class Z, ICON Equity Income Fund 1/26/2010 - 1/24/2011	ICON EQUITY INCOME FUND Return After Taxes on Distributions Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011	ICON EQUITY INCOME FUND Return After Taxes on Distributions and Sale of Fund Shares Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Equity Income Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Equity Income Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class I, ICON Equity Income Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class Z, ICON Equity Income Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Equity Income Fund Class I		ICON Equity Income Fund Class I	ICON Equity Income Fund Class I			ICON Equity Income Fund Class I
Label		ICON Equity Income Fund Class A	ICON Equity Income Fund Class C	Return Before Taxes	ICON Equity Income Fund Class Z	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Nov 8, 2002	Sep 30, 2002	May 10, 2004	Sep 30, 2002	Sep 30, 2002	May 31, 2006	Nov 8, 2002	Sep 30, 2002	May 10, 2004
1 Year		8.39%	13.07%	14.94%	15.26%	13.96%	9.70%	16.38%	16.38%	16.38%	16.38%
5 Years			0.95%	1.85%	1.96%	0.53%	1.17%		2.65%	2.65%	2.65%
Since Inception		(0.17%)	6.08%	7.71%	4.58%	6.57%	6.46%	2.25%	6.93%	7.99%	4.85%

After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON LONG/SHORT FUND
Investment Objective/Goals
Seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Long/Short Fund)	ICON LONG/SHORT FUND Class A, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Class C, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Class Z, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Long/Short Fund)	ICON LONG/SHORT FUND Class A, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON LONG/SHORT FUND Class C, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON LONG/SHORT FUND Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON LONG/SHORT FUND Class Z, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		none
Other Expenses	2.55%		1.75%		1.80%		4.95%
Total Annual Fund Operating Expenses	3.65%		3.60%		2.90%		5.80%
Expense Reimbursements	(1.20%)		(0.41%)		(0.45%)		(3.65%)
Total Annual Fund Operating Expenses	2.45%	[1]	3.19%	[1]	2.45%	[1]	2.15%	[1]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A and Class I of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Long/Short Fund)	ICON LONG/SHORT FUND Class A, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Class C, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Class Z, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class I	Class Z
1 Year	809	422	248	218
3 Years	1,295	984	763	673
5 Years	1,806	1,670	1,305	1,154
10 Years	3,201	3,495	2,786	2,482

You would pay the following expenses if you did not redeem your Class C shares.
Expense Example, No Redemption (ICON Long/Short Fund)	ICON LONG/SHORT FUND Class C, ICON Long/Short Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	322
3 Years	984
5 Years	1,670
10 Years	3,495

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.50% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class I Shares
Best Quarter: Q2 2003 24.32% Worst Quarter: Q4 2008 -20.02%

Average Annual Total Returns (ICON Long/Short Fund)	ICON LONG/SHORT FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON LONG/SHORT FUND Return Before Taxes Class A, ICON Long/Short Fund 1/26/2010 - 1/24/2011	ICON LONG/SHORT FUND Return Before Taxes Class C, ICON Long/Short Fund 1/26/2010 - 1/24/2011	ICON LONG/SHORT FUND Return Before Taxes Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011	ICON LONG/SHORT FUND Return Before Taxes Class Z, ICON Long/Short Fund 1/26/2010 - 1/24/2011	ICON LONG/SHORT FUND Return After Taxes on Distributions Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011	ICON LONG/SHORT FUND Return After Taxes on Distributions and Sale of Fund Shares Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Long/Short Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Long/Short Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class I, ICON Long/Short Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class Z, ICON Long/Short Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Long/Short Fund Class I		ICON Long/Short Fund Class I	ICON Long/Short Fund Class I			ICON Long/Short Fund Class I
Label		ICON Long/Short Fund Class A	ICON Long/Short Fund Class C	Return Before Taxes	ICON Long/Short Fund Class Z	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Oct 17, 2002	Sep 30, 2002	May 6, 2004	Sep 30, 2002	Sep 30, 2002	May 31, 2006	Oct 17, 2002	Sep 30, 2002	May 6, 2004
1 Year		(2.97%)	1.15%	2.96%	3.28%	2.96%	1.93%	16.38%	16.38%	16.38%	16.38%
5 Years			(3.69%)	(2.89%)	(2.76%)	(3.26%)	(2.45%)		2.65%	2.65%	2.65%
Since Inception		(6.13%)	3.15%	4.69%	0.62%	4.33%	4.03%	2.25%	7.11%	7.99%	4.42%

After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON RISK-MANAGED EQUITY FUND
Investment Objective/Goals
Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Risk-Managed Equity Fund)	ICON RISK-MANAGED EQUITY FUND Class A, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Class C, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Class Z, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Risk-Managed Equity Fund)	ICON RISK-MANAGED EQUITY FUND Class A, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON RISK-MANAGED EQUITY FUND Class C, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON RISK-MANAGED EQUITY FUND Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON RISK-MANAGED EQUITY FUND Class Z, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		none
Other Expenses	1.62%		1.61%		0.82%		9.66%
Total Annual Fund Operating Expenses	2.62%		3.36%		1.82%		10.41%
Expense Reimbursements	(1.03%)		(1.06%)		(0.26%)		(9.10%)
Total Annual Fund Operating Expenses	1.59%	[1]	2.30%	[1]	1.56%	[1]	1.31%	[1]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A and Class I of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Risk-Managed Equity Fund)	ICON RISK-MANAGED EQUITY FUND Class A, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Class C, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Class Z, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class I	Class Z
1 Year	727	333	159	133
3 Years	1,048	718	493	414
5 Years	1,391	1,229	851	717
10 Years	2,355	2,633	1,857	1,578

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Risk-Managed Equity Fund)	ICON RISK-MANAGED EQUITY FUND Class C, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	233
3 Years	718
5 Years	1,229
10 Years	2,633

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.34% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Options Risk. Investments in call options involve certain risks. These risks include:

• Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

• Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

• Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class I Shares
Best Quarter: Q2 2003 17.11% Worst Quarter: Q1 2009 -15.26%

Average Annual Total Returns (ICON Risk-Managed Equity Fund)	ICON RISK-MANAGED EQUITY FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON RISK-MANAGED EQUITY FUND Return Before Taxes Class A, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	ICON RISK-MANAGED EQUITY FUND Return Before Taxes Class C, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	ICON RISK-MANAGED EQUITY FUND Return Before Taxes Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	ICON RISK-MANAGED EQUITY FUND Return Before Taxes Class Z, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	ICON RISK-MANAGED EQUITY FUND Return After Taxes on Distributions Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	ICON RISK-MANAGED EQUITY FUND Return After Taxes on Distributions and Sale of Fund Shares Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class I, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class Z, ICON Risk-Managed Equity Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10/
Column				ICON Risk-Managed Equity Fund Class I		ICON Risk-Managed Equity Fund Class I	ICON Risk-Managed Equity Fund Class I			ICON Risk-Managed Equity Fund Class I
Label		ICON Risk-Managed Equity Fund Class A	ICON Risk-Managed Equity Fund Class C	Return Before Taxes	ICON Risk-Managed Equity Fund Class Z	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Nov 21, 2002	Sep 30, 2002	May 6, 2004	Sep 30, 2002	Sep 30, 2002	May 31, 2006	Nov 21, 2002	Sep 30, 2002	May 6, 2004
1 Year		0.19%	4.35%	6.23%	6.47%	5.94%	4.04%	16.38%	16.38%	16.38%	16.38%
5 Years			0.34%	1.17%	1.42%	(0.32%)	0.22%		2.65%	2.65%	2.65%
Since Inception		(0.04%)	4.06%	5.73%	2.93%	4.49%	4.34%	2.25%	6.39%	7.99%	4.42%

After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Asia-Pacific Region Fund)	ICON ASIA-PACIFIC REGION FUND Class A, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ASIA-PACIFIC REGION FUND Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ASIA-PACIFIC REGION FUND Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Asia-Pacific Region Fund)	ICON ASIA-PACIFIC REGION FUND Class A, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON ASIA-PACIFIC REGION FUND Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON ASIA-PACIFIC REGION FUND Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	3.92%		7.04%		0.63%
Total Annual Fund Operating Expenses	5.17%		9.04%		1.63%
Expense Reimbursements	(3.35%)		(6.47%)
Total Annual Fund Operating Expenses	1.82%	[1]	2.57%	[1]	1.63%	[1]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Asia-Pacific Region Fund)	ICON ASIA-PACIFIC REGION FUND Class A, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ASIA-PACIFIC REGION FUND Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ASIA-PACIFIC REGION FUND Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	749	360	166
3 Years	1,115	799	514
5 Years	1,504	1,365	886
10 Years	2,590	2,904	1,932

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Asia-Pacific Region Fund)	ICON ASIA-PACIFIC REGION FUND Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	260
3 Years	799
5 Years	1,365
10 Years	2,904

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.41% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia and AC Pacific Indexes. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%

Average Annual Total Returns (ICON Asia-Pacific Region Fund)	ICON ASIA-PACIFIC REGION FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON ASIA-PACIFIC REGION FUND Return Before Taxes Class A, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	ICON ASIA-PACIFIC REGION FUND Return Before Taxes Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	ICON ASIA-PACIFIC REGION FUND Return Before Taxes Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	ICON ASIA-PACIFIC REGION FUND Return After Taxes on Distributions Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	ICON ASIA-PACIFIC REGION FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	MSCI All Country Pacific Index Class A, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	MSCI All Country Pacific Index Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	MSCI All Country Pacific Index Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011	MSCI All Country Asia Pacific Index Class A, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011		MSCI All Country Asia Pacific Index Class C, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011		MSCI All Country Asia Pacific Index Class S, ICON Asia-Pacific Region Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund			ICON Asia-Pacific Region Fund					ICON Asia-Pacific Region Fund
Label		Class A	Class C	Class S Return Before Taxes	Class S Return After Taxes on Distributions	Class S Return After Taxes on Distributions and Sale of Fund Shares	MSCI All Country Pacific Index	MSCI All Country Pacific Index	MSCI All Country Pacific Index	MSCI All Country Asia-Pacific Index		MSCI All Country Asia-Pacific Index		MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)		(reflects no deduction for fees, expenses, or taxes)		(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Jan 25, 2008	Feb 25, 1997	Feb 25, 1997	Feb 25, 1997	May 31, 2006	Jan 25, 2008	Feb 25, 1997	May 31, 2006		Jan 25, 2008		Feb 25, 1997
1 Year		13.84%	18.89%	21.00%	21.00%	13.65%	17.07%	17.07%	17.07%	17.25%	[1]	17.25%	[1]	17.25%	[1]
5 Years				3.70%	2.81%	2.84%			4.39%		[1]		[1]	4.80%	[1]
10 Years				5.36%	4.87%	4.50%			6.33%		[1]		[1]	6.63%	[1]
Since Inception		2.13%	(1.02%)	3.55%	3.20%	2.96%	3.67%	0.78%	3.22%	4.09%	[1]	0.68%	[1]	3.46%	[1]
[1]	The Fund is changing the index because the Fund invests in India, which is included in the MSCI All Country Asia-Pacific Index but is not included in the MSCI All Country Pacific Index.

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON EUROPE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Europe Fund)	ICON EUROPE FUND Class A, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EUROPE FUND Class C, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EUROPE FUND Class S, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Europe Fund)	ICON EUROPE FUND Class A, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON EUROPE FUND Class C, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON EUROPE FUND Class S, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	15.97%		38.14%		0.58%
Total Annual Fund Operating Expenses	17.22%		40.14%		1.58%
Expense Reimbursements	(15.42%)		(37.59%)
Total Annual Fund Operating Expenses	1.80%	[1]	2.55%	[1]	1.58%	[1]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Europe Fund)	ICON EUROPE FUND Class A, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EUROPE FUND Class C, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON EUROPE FUND Class S, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	747	358	161
3 Years	1,109	793	499
5 Years	1,493	1,355	861
10 Years	2,569	2,884	1,879

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Europe Fund)	ICON EUROPE FUND Class C, ICON Europe Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	258
3 Years	793
5 Years	1,355
10 Years	2,884

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.08% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2008 -24.01%

Average Annual Total Returns (ICON Europe Fund)	ICON EUROPE FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON EUROPE FUND Return Before Taxes Class A, ICON Europe Fund 1/26/2010 - 1/24/2011	ICON EUROPE FUND Return Before Taxes Class C, ICON Europe Fund 1/26/2010 - 1/24/2011	ICON EUROPE FUND Return Before Taxes Class S, ICON Europe Fund 1/26/2010 - 1/24/2011	ICON EUROPE FUND Return After Taxes on Distributions Class S, ICON Europe Fund 1/26/2010 - 1/24/2011	ICON EUROPE FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Europe Fund 1/26/2010 - 1/24/2011	MSCI Europe Index Class A, ICON Europe Fund 1/26/2010 - 1/24/2011	MSCI Europe Index Class C, ICON Europe Fund 1/26/2010 - 1/24/2011	MSCI Europe Index Class S, ICON Europe Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Europe Fund	ICON Europe Fund	ICON Europe Fund			ICON Europe Fund
Label		Class A	Class C	Class S Return Before Taxes	Class S Return After Taxes on Distributions	Class S Return After Taxes on Distributions and Sale of Fund Shares	MSCI Europe Index	MSCI Europe Index	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Jan 25, 2008	Feb 20, 1997	Feb 20, 1997	Feb 20, 1997	May 31, 2006	Jan 25, 2008	Feb 20, 1997
1 Year		4.05%	8.48%	10.59%	10.20%	6.88%	4.49%	4.49%	4.49%
5 Years				2.58%	1.49%	1.82%			3.45%
10 Years				5.29%	4.64%	4.42%			3.77%
Since Inception		(3.49%)	(8.00%)	6.44%	5.17%	4.98%	0.92%	(4.79%)	6.09%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON INTERNATIONAL EQUITY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON International Equity Fund)	ICON INTERNATIONAL EQUITY FUND Class A, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class C, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class I, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class S, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class S	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none	none	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON International Equity Fund)	ICON INTERNATIONAL EQUITY FUND Class A, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INTERNATIONAL EQUITY FUND Class C, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INTERNATIONAL EQUITY FUND Class I, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INTERNATIONAL EQUITY FUND Class S, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INTERNATIONAL EQUITY FUND Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		none		none
Other Expenses	0.91%		0.69%		0.59%		0.42%		0.43%
Total Annual Fund Operating Expenses	2.16%		2.69%		1.84%		1.42%		1.43%
Expense Reimbursements	(0.36%)		(0.14%)		(0.04%)				(0.07%)
Total Annual Fund Operating Expenses	1.80%	[1]	2.55%	[1]	1.80%	[1]	1.42%	[1]	1.36%	[1]
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A, Class I and Class S of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON International Equity Fund)	ICON INTERNATIONAL EQUITY FUND Class A, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class C, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class I, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class S, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class I	Class S	Class Z
1 Year	747	358	183	145	138
3 Years	1,109	793	567	450	431
5 Years	1,493	1,355	975	777	745
10 Years	2,569	2,884	2,116	1,703	1,636

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON International Equity Fund)	ICON INTERNATIONAL EQUITY FUND Class C, ICON International Equity Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	258
3 Years	793
5 Years	1,355
10 Years	2,884

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.29% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks.

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

• Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

• Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

• Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class Z shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class Z Shares
Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2008 -25.94%

Average Annual Total Returns (ICON International Equity Fund)	ICON INTERNATIONAL EQUITY FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON INTERNATIONAL EQUITY FUND Return Before Taxes Class A, ICON International Equity Fund 1/26/2010 - 1/24/2011	ICON INTERNATIONAL EQUITY FUND Return Before Taxes Class C, ICON International Equity Fund 1/26/2010 - 1/24/2011	ICON INTERNATIONAL EQUITY FUND Return Before Taxes Class I, ICON International Equity Fund 1/26/2010 - 1/24/2011	ICON INTERNATIONAL EQUITY FUND Return Before Taxes Class S, ICON International Equity Fund 1/26/2010 - 1/24/2011	ICON INTERNATIONAL EQUITY FUND Return Before Taxes Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011	ICON INTERNATIONAL EQUITY FUND Return After Taxes on Distributions Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011	ICON INTERNATIONAL EQUITY FUND Return After Taxes on Distributions and Sale of Fund Shares Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011	MSCI ACWI ex-U.S. Class A, ICON International Equity Fund 1/26/2010 - 1/24/2011	MSCI ACWI ex-U.S. Class C, ICON International Equity Fund 1/26/2010 - 1/24/2011	MSCI ACWI ex-U.S. Class I, ICON International Equity Fund 1/26/2010 - 1/24/2011	MSCI ACWI ex-U.S. Class S, ICON International Equity Fund 1/26/2010 - 1/24/2011	MSCI ACWI ex-U.S. Class Z, ICON International Equity Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column						ICON International Equity Fund	ICON International Equity Fund	ICON International Equity Fund					ICON International Equity Fund
Label		Class A	Class C	Class I	Class S	Class Z Return Before Taxes	Class Z Return After Taxes on Distributions	Class Z Return After Taxes on Distributions and Sale of Fund Shares	MSCI ACWI ex-U.S.	MSCI ACWI ex-U.S.	MSCI ACWI ex-U.S.	MSCI ACWI ex-U.S.	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]									(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		May 31, 2006	Feb 19, 2004	Feb 6, 2004	Jan 25, 2008	Feb 18, 1997	Feb 18, 1997	Feb 18, 1997	May 31, 2006	Feb 19, 2004	Feb 6, 2004	Jan 25, 2008	Feb 18, 1997
1 Year		5.32%	9.93%	11.73%	12.16%	12.21%	11.96%	7.93%	11.60%	11.60%	11.60%	11.60%	11.60%
5 Years			1.38%	2.25%		2.65%	1.62%	1.91%		5.29%	5.29%		5.29%
10 Years						6.28%	5.41%	5.18%					5.97%
Since Inception		(0.79%)	5.57%	7.13%	(4.60%)	7.24%	5.92%	5.76%	3.58%	8.35%	8.78%	(1.34%)	5.81%

After-tax performance is shown only for the Fund’s Class Z Shares. After-tax performance for the Fund’s Class A, Class C, Class I and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Consumer Discretionary Fund)	ICON CONSUMER DISCRETIONARY FUND Class A, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER DISCRETIONARY FUND Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER DISCRETIONARY FUND Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Consumer Discretionary Fund)	ICON CONSUMER DISCRETIONARY FUND Class A, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON CONSUMER DISCRETIONARY FUND Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON CONSUMER DISCRETIONARY FUND Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	1.02%		1.02%		1.02%
Total Annual Fund Operating Expenses	2.27%		3.02%		2.02%
Expense Reimbursements	(0.28%)		(0.28%)		(0.28%)
Total Annual Fund Operating Expenses	1.99%	[1],[2]	2.74%	[1],[2]	1.74%	[1],[2]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[2]	Restated from the most recent fiscal year to reflect current fees and expense limitation agreements.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Consumer Discretionary Fund)	ICON CONSUMER DISCRETIONARY FUND Class A, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER DISCRETIONARY FUND Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER DISCRETIONARY FUND Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	765	377	177
3 Years	1,217	907	607
5 Years	1,695	1,562	1,063
10 Years	3,010	3,317	2,326

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Consumer Discretionary Fund)	ICON CONSUMER DISCRETIONARY FUND Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	277
3 Years	907
5 Years	1,562
10 Years	3,317

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 194.84% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting & Cable TV, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2001 32.14% Worst Quarter: Q4 2008 -30.32%

Average Annual Total Returns (ICON Consumer Discretionary Fund)	ICON CONSUMER DISCRETIONARY FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER DISCRETIONARY FUND Return Before Taxes Class A, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	ICON CONSUMER DISCRETIONARY FUND Return Before Taxes Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	ICON CONSUMER DISCRETIONARY FUND Return Before Taxes Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	ICON CONSUMER DISCRETIONARY FUND Return After Taxes on Distributions Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	ICON CONSUMER DISCRETIONARY FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Discretionary Index Class A, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Discretionary Index Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Discretionary Index Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Consumer Discretionary Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Consumer Discretionary Fund Class S	ICON Consumer Discretionary Fund Class S	ICON Consumer Discretionary Fund Class S			ICON Consumer Discretionary Fund Class S			ICON Consumer Discretionary Fund Class S
Label		ICON Consumer Discretionary Fund Class A	ICON Consumer Discretionary Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Consumer Discretionary Index	S&P 1500 Consumer Discretionary Index	S&P 1500 Consumer Discretionary Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	Jul 9, 1997	Jul 9, 1997	Jul 9, 1997	Sep 30, 2010	Sep 30, 2010	Jul 9, 1997	Sep 30, 2010	Sep 30, 2010	Jul 9, 1997
1 Year				24.82%	24.82%	16.14%			28.57%			16.38%
5 Years				1.43%	0.48%	1.12%			3.85%			2.65%
10 Years				4.67%	3.92%	4.01%			3.46%			2.07%
Since Inception		6.79%	12.13%	3.14%	2.53%	2.64%	12.99%	12.99%	5.82%	11.19%	11.19%	4.80%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON CONSUMER STAPLES FUND (Formerly, ICON Leisure and Consumer Staples Fund)
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Consumer Staples Fund)	ICON CONSUMER STAPLES FUND Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER STAPLES FUND Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER STAPLES FUND Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees:
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Consumer Staples Fund)	ICON CONSUMER STAPLES FUND Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON CONSUMER STAPLES FUND Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON CONSUMER STAPLES FUND Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.54%		0.54%		0.54%
Total Annual Fund Operating Expenses	1.79%		2.54%		1.54%
Expense Reimbursements	(0.04%)		(0.04%)		(0.04%)
Total Annual Fund Operating Expenses	1.75%	[1],[2]	2.50%	[1],[2]	1.50%	[1],[2]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[2]	Restated from the most recent fiscal year to reflect current fees and expense limitation agreements.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Consumer Staples Fund)	ICON CONSUMER STAPLES FUND Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER STAPLES FUND Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER STAPLES FUND Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	743	353	153
3 Years	1,103	787	483
5 Years	1,487	1,347	837
10 Years	2,558	2,872	1,833

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Consumer Staples Fund)	ICON CONSUMER STAPLES FUND Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	253
3 Years	787
5 Years	1,347
10 Years	2,872

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.31% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2001 27.28% Worst Quarter: Q4 2008 -21.95%

Average Annual Total Returns (ICON Consumer Staples Fund)	ICON CONSUMER STAPLES FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON CONSUMER STAPLES FUND Return Before Taxes Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	ICON CONSUMER STAPLES FUND Return Before Taxes Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	ICON CONSUMER STAPLES FUND Return Before Taxes Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	ICON CONSUMER STAPLES FUND Return After Taxes on Distributions Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	ICON CONSUMER STAPLES FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Staples Index Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Staples Index Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Staples Index Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Discretionary Index Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Discretionary Index Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P 1500 Consumer Discretionary Index Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Consumer Staples Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S			ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S			ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S			ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label		ICON Consumer Staples Fund Class A	Staples Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Consumer Staples Index	S&P 1500 Consumer Staples Index	S&P 1500 Consumer Staples Index	S&P 1500 Consumer Discretionary Index	S&P 1500 Consumer Discretionary Index	S&P 1500 Consumer Discretionary Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	May 9, 1997	May 9, 1997	May 9, 1997	Sep 30, 2010	Sep 30, 2010	May 9, 1997	Sep 30, 2010	Sep 30, 2010	May 9, 1997	Sep 30, 2010	Sep 30, 2010	May 9, 1997
1 Year				15.53%	15.12%	10.09%			14.59%			28.57%			16.38%
5 Years				3.51%	2.32%	2.40%			7.81%			3.85%			2.65%
10 Years				6.11%	4.79%	4.99%			5.40%			3.46%			2.07%
Since Inception		3.47%	8.75%	7.52%	5.75%	5.91%	6.31%	6.31%	6.02%	12.99%	12.99%	6.36%	11.19%	11.19%	5.51%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON ENERGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Energy Fund)	ICON ENERGY FUND Class A, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ENERGY FUND Class C, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ENERGY FUND Class S, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Energy Fund)	ICON ENERGY FUND Class A, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON ENERGY FUND Class C, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON ENERGY FUND Class S, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.24%		0.24%		0.24%
Total Annual Fund Operating Expenses	1.49%	[1]	2.24%	[1]	1.24%	[1]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Energy Fund)	ICON ENERGY FUND Class A, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ENERGY FUND Class C, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON ENERGY FUND Class S, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	718	327	126
3 Years	1,019	700	393
5 Years	1,341	1,199	680
10 Years	2,252	2,573	1,500

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Energy Fund)	ICON ENERGY FUND Class C, ICON Energy Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	227
3 Years	700
5 Years	1,199
10 Years	2,573

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169.86% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q1 2000 28.98% Worst Quarter: Q3 2008 -27.10%

Average Annual Total Returns (ICON Energy Fund)	ICON ENERGY FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON ENERGY FUND Return Before Taxes Class A, ICON Energy Fund 1/26/2010 - 1/24/2011	ICON ENERGY FUND Return Before Taxes Class C, ICON Energy Fund 1/26/2010 - 1/24/2011	ICON ENERGY FUND Return Before Taxes Class S, ICON Energy Fund 1/26/2010 - 1/24/2011	ICON ENERGY FUND Return After Taxes on Distributions Class S, ICON Energy Fund 1/26/2010 - 1/24/2011	ICON ENERGY FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Energy Fund 1/26/2010 - 1/24/2011	S&P 1500 Energy Index Class A, ICON Energy Fund 1/26/2010 - 1/24/2011	S&P 1500 Energy Index Class C, ICON Energy Fund 1/26/2010 - 1/24/2011	S&P 1500 Energy Index Class S, ICON Energy Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Energy Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Energy Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Energy Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Energy Fund Class S	ICON Energy Fund Class S	ICON Energy Fund Class S			ICON Energy Fund Class S			ICON Energy Fund Class S
Label		ICON Energy Fund Class A	ICON Energy Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Energy Index	S&P 1500 Energy Index	S&P 1500 Energy Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	Nov 5, 1997	Nov 5, 1997	Nov 5, 1997	Sep 30, 2010	Sep 30, 2010	Nov 5, 1997	Sep 30, 2010	Sep 30, 2010	Nov 5, 1997
1 Year				17.72%	17.28%	11.51%			21.37%			16.38%
5 Years				7.82%	5.39%	6.30%			8.30%			2.65%
10 Years				13.20%	11.86%	11.64%			10.24%			2.07%
Since Inception		15.19%	21.11%	13.53%	12.26%	11.97%	21.88%	21.88%	9.81%	11.19%	11.19%	4.50%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON FINANCIAL FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Financial Fund)	ICON FINANCIAL FUND Class A, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON FINANCIAL FUND Class C, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON FINANCIAL FUND Class S, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Financial Fund)	ICON FINANCIAL FUND Class A, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON FINANCIAL FUND Class C, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON FINANCIAL FUND Class S, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.43%		0.43%		0.43%
Total Annual Fund Operating Expenses	1.68%	[1]	2.43%	[1]	1.43%	[1]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Financial Fund)	ICON FINANCIAL FUND Class A, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON FINANCIAL FUND Class C, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON FINANCIAL FUND Class S, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	736	346	146
3 Years	1,074	757	453
5 Years	1,435	1,295	782
10 Years	2,448	2,766	1,714

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Financial Fund)	ICON FINANCIAL FUND Class C, ICON Financial Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	246
3 Years	757
5 Years	1,295
10 Years	2,766

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.36% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%

Average Annual Total Returns (ICON Financial Fund)	ICON FINANCIAL FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON FINANCIAL FUND Return Before Taxes Class A, ICON Financial Fund 1/26/2010 - 1/24/2011	ICON FINANCIAL FUND Return Before Taxes Class C, ICON Financial Fund 1/26/2010 - 1/24/2011	ICON FINANCIAL FUND Return Before Taxes Class S, ICON Financial Fund 1/26/2010 - 1/24/2011	ICON FINANCIAL FUND Return After Taxes on Distributions Class S, ICON Financial Fund 1/26/2010 - 1/24/2011	ICON FINANCIAL FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Financial Fund 1/26/2010 - 1/24/2011	S&P 1500 Financials Index Class A, ICON Financial Fund 1/26/2010 - 1/24/2011	S&P 1500 Financials Index Class C, ICON Financial Fund 1/26/2010 - 1/24/2011	S&P 1500 Financials Index Class S, ICON Financial Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Financial Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Financial Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Financial Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Financial Fund Class S	ICON Financial Fund Class S	ICON Financial Fund Class S			ICON Financial Fund Class S			ICON Financial Fund Class S
Label		ICON Financial Fund Class A	ICON Financial Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Financials Index	S&P 1500 Financials Index	S&P 1500 Financials Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	Jul 1, 1997	Jul 1, 1997	Jul 1, 1997	Sep 30, 2010	Sep 30, 2010	Jul 1, 1997	Sep 30, 2010	Sep 30, 2010	Jul 1, 1997
1 Year				8.20%	8.06%	5.33%			13.29%			16.38%
5 Years				(9.82%)	(10.56%)	(7.85%)			(9.53%)			2.65%
10 Years				(1.55%)	(2.80%)	(1.42%)			(2.78%)			2.07%
Since Inception		5.82%	11.30%	2.64%	0.98%	1.76%	11.33%	11.33%	1.99%	11.19%	11.19%	4.94%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON HEALTHCARE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON HealthCare Fund)	ICON HEALTHCARE FUND Class A, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON HEALTHCARE FUND Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON HEALTHCARE FUND Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON HealthCare Fund)	ICON HEALTHCARE FUND Class A, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON HEALTHCARE FUND Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON HEALTHCARE FUND Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.36%		0.36%		0.36%
Total Annual Fund Operating Expenses	1.61%	[1]	2.36%	[1]	1.36%	[1]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON HealthCare Fund)	ICON HEALTHCARE FUND Class A, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON HEALTHCARE FUND Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON HEALTHCARE FUND Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	729	339	138
3 Years	1,054	736	431
5 Years	1,401	1,260	745
10 Years	2,375	2,696	1,636

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON HealthCare Fund)	ICON HEALTHCARE FUND Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	239
3 Years	736
5 Years	1,260
10 Years	2,696

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.42% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%

Average Annual Total Returns (ICON HealthCare Fund)	ICON HEALTHCARE FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON HEALTHCARE FUND Return Before Taxes Class A, ICON Healthcare Fund 1/26/2010 - 1/24/2011	ICON HEALTHCARE FUND Return Before Taxes Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011	ICON HEALTHCARE FUND Return Before Taxes Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011	ICON HEALTHCARE FUND Return After Taxes on Distributions Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011	ICON HEALTHCARE FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011	S&P 1500 Health Care Index Class A, ICON Healthcare Fund 1/26/2010 - 1/24/2011	S&P 1500 Health Care Index Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011	S&P 1500 Health Care Index Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Healthcare Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Healthcare Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Healthcare Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Healthcare Fund Class S	ICON Healthcare Fund Class S	ICON Healthcare Fund Class S			ICON Healthcare Fund Class S			ICON Healthcare Fund Class S
Label		ICON Healthcare Fund Class A	ICON Healthcare Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Health Care Index	S&P 1500 Health Care Index	S&P 1500 Health Care Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	Feb 24, 1997	Feb 24, 1997	Feb 24, 1997	Sep 30, 2010	Sep 30, 2010	Feb 24, 1997	Sep 30, 2010	Sep 30, 2010	Feb 24, 1997
1 Year				2.97%	2.78%	1.93%			5.20%			16.38%
5 Years				(1.76%)	(2.34%)	(1.47%)			2.27%			2.65%
10 Years				3.55%	3.06%	3.00%			0.52%			2.07%
Since Inception		2.07%	7.30%	7.78%	6.28%	6.06%	4.51%	4.51%	6.05%	11.19%	11.19%	5.57%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON INDUSTRIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Industrials Fund)	ICON INDUSTRIALS FUND Class A, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INDUSTRIALS FUND Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INDUSTRIALS FUND Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Industrials Fund)	ICON INDUSTRIALS FUND Class A, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INDUSTRIALS FUND Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INDUSTRIALS FUND Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.40%		0.40%		0.40%
Total Annual Fund Operating Expenses	1.65%	[1]	2.40%	[1]	1.40%	[1]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Industrials Fund)	ICON INDUSTRIALS FUND Class A, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INDUSTRIALS FUND Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INDUSTRIALS FUND Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	733	343	143
3 Years	1,065	748	444
5 Years	1,420	1,280	766
10 Years	2,417	2,736	1,680

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Industrials Fund)	ICON INDUSTRIALS FUND Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	243
3 Years	748
5 Years	1,280
10 Years	2,736

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.34% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Commercial Services, Diversified Support Services, Electrical Components & Equipment, Employment Services, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%

Average Annual Total Returns (ICON Industrials Fund)	ICON INDUSTRIALS FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON INDUSTRIALS FUND Return Before Taxes Class A, ICON Industrials Fund 1/26/2010 - 1/24/2011	ICON INDUSTRIALS FUND Return Before Taxes Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011	ICON INDUSTRIALS FUND Return Before Taxes Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011	ICON INDUSTRIALS FUND Return After Taxes on Distributions Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011	ICON INDUSTRIALS FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011	S&P 1500 Industrials Index Class A, ICON Industrials Fund 1/26/2010 - 1/24/2011	S&P 1500 Industrials Index Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011	S&P 1500 Industrials Index Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Industrials Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Industrials Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Industrials Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Industrials Fund Class S	ICON Industrials Fund Class S	ICON Industrials Fund Class S			ICON Industrials Fund Class S			ICON Industrials Fund Class S
Label		ICON Industrials Fund Class A	ICON Industrials Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Industrials Index	S&P 1500 Industrials Index	S&P 1500 Industrials Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	May 9, 1997	May 9, 1997	May 9, 1997	Sep 30, 2010	Sep 30, 2010	May 9, 1997	Sep 30, 2010	Sep 30, 2010	May 9, 1997
1 Year				25.43%	25.07%	16.53%			27.24%			16.38%
5 Years				1.94%	0.07%	1.15%			3.89%			2.65%
10 Years				3.77%	2.77%	3.01%			3.52%			2.07%
Since Inception		6.16%	11.70%	4.06%	2.80%	2.99%	12.95%	12.95%	6.15%	11.19%	11.19%	5.51%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON INFORMATION TECHNOLOGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Information Technology Fund)	ICON INFORMATION TECHNOLOGY FUND Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INFORMATION TECHNOLOGY FUND Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INFORMATION TECHNOLOGY FUND Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Information Technology Fund)	ICON INFORMATION TECHNOLOGY FUND Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INFORMATION TECHNOLOGY FUND Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON INFORMATION TECHNOLOGY FUND Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.37%		0.37%		0.37%
Total Annual Fund Operating Expenses	1.62%	[1]	2.37%	[1]	1.37%	[1]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Information Technology Fund)	ICON INFORMATION TECHNOLOGY FUND Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INFORMATION TECHNOLOGY FUND Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON INFORMATION TECHNOLOGY FUND Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	730	340	139
3 Years	1,057	739	434
5 Years	1,406	1,265	750
10 Years	2,387	2,706	1,647

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Information Technology Fund)	ICON INFORMATION TECHNOLOGY FUND Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	240
3 Years	739
5 Years	1,265
10 Years	2,706

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.32% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund.The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 34.20% Worst Quarter: Q3 2001 -30.36%

Average Annual Total Returns (ICON Information Technology Fund)	ICON INFORMATION TECHNOLOGY FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON INFORMATION TECHNOLOGY FUND Return Before Taxes Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011	ICON INFORMATION TECHNOLOGY FUND Return Before Taxes Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011	ICON INFORMATION TECHNOLOGY FUND Return Before Taxes Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011	ICON INFORMATION TECHNOLOGY FUND Return After Taxes on Distributions Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011	ICON INFORMATION TECHNOLOGY FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011	S&P 1500 Information Technology Index Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011	S&P 1500 Information Technology Index Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011	S&P 1500 Information Technology Index Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011	NASDAQ Composite Index Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011	NASDAQ Composite Index Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011	NASDAQ Composite Index Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Information Technology Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Information Technology Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Information Technology Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Information Technology Fund Class S	ICON Information Technology Fund Class S	ICON Information Technology Fund Class S			ICON Information Technology Fund Class S			ICON Information Technology Fund Class S			ICON Information Technology Fund Class S
Label		ICON Information Technology Fund Class A	ICON Information Technology Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Information Technology Index	S&P 1500 Information Technology Index	S&P 1500 Information Technology Index	NASDAQ Composite Index	NASDAQ Composite Index	NASDAQ Composite Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	Feb 19, 1997	Feb 19, 1997	Feb 19, 1997	Sep 30, 2010	Sep 30, 2010	Feb 19, 1997	Sep 30, 2010	Sep 30, 2010	Feb 19, 1997	Sep 30, 2010	Sep 30, 2010	Feb 19, 1997
1 Year				6.61%	6.61%	4.30%			12.13%			16.91%			16.38%
5 Years				0.41%	0.39%	0.34%			5.35%			3.77%			2.65%
10 Years				(2.67%)	(2.68%)	(2.23%)			(0.57%)			0.71%			2.07%
Since Inception		5.85%	11.30%	7.03%	5.32%	5.66%	11.00%	11.00%	5.44%	12.00%	12.00%	4.91%	11.19%	11.19%	5.54%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON MATERIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Materials Fund)	ICON MATERIALS FUND Class A, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON MATERIALS FUND Class C, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON MATERIALS FUND Class S, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Materials Fund)	ICON MATERIALS FUND Class A, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON MATERIALS FUND Class C, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON MATERIALS FUND Class S, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.38%		0.38%		0.38%
Total Annual Fund Operating Expenses	1.63%	[1]	2.38%	[1]	1.38%	[1]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Materials Fund)	ICON MATERIALS FUND Class A, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON MATERIALS FUND Class C, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON MATERIALS FUND Class S, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	731	341	140
3 Years	1,059	742	437
5 Years	1,410	1,270	755
10 Years	2,397	2,716	1,657

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Materials Fund)	ICON MATERIALS FUND Class C, ICON Materials Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	241
3 Years	742
5 Years	1,270
10 Years	2,716

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.80% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%

Average Annual Total Returns (ICON Materials Fund)	ICON MATERIALS FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON MATERIALS FUND Return Before Taxes Class A, ICON Materials Fund 1/26/2010 - 1/24/2011	ICON MATERIALS FUND Return Before Taxes Class C, ICON Materials Fund 1/26/2010 - 1/24/2011	ICON MATERIALS FUND Return Before Taxes Class S, ICON Materials Fund 1/26/2010 - 1/24/2011	ICON MATERIALS FUND Return After Taxes on Distributions Class S, ICON Materials Fund 1/26/2010 - 1/24/2011	ICON MATERIALS FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Materials Fund 1/26/2010 - 1/24/2011	S&P 1500 Materials Index Class A, ICON Materials Fund 1/26/2010 - 1/24/2011	S&P 1500 Materials Index Class C, ICON Materials Fund 1/26/2010 - 1/24/2011	S&P 1500 Materials Index Class S, ICON Materials Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Materials Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Materials Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Materials Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Materials Fund Class S	ICON Materials Fund Class S	ICON Materials Fund Class S			ICON Materials Fund Class S			ICON Materials Fund Class S
Label		ICON Materials Fund Class A	ICON Materials Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Materials Index	S&P 1500 Materials Index	S&P 1500 Materials Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	May 5, 1997	May 5, 1997	May 5, 1997	Sep 30, 2010	Sep 30, 2010	May 5, 1997	Sep 30, 2010	Sep 30, 2010	May 5, 1997
1 Year				26.55%	26.32%	17.25%			22.89%			16.38%
5 Years				8.20%	6.46%	6.30%			7.98%			2.65%
10 Years				11.20%	10.15%	9.55%			9.02%			2.07%
Since Inception		10.78%	16.40%	4.61%	3.72%	3.59%	17.77%	17.77%	6.57%	11.19%	11.19%	5.46%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ICON TELECOMMUNICATION & UTILITIES FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (ICON Telecommunication & Utilities Fund)	ICON TELECOMMUNICATION & UTILITIES FUND Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON TELECOMMUNICATION & UTILITIES FUND Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON TELECOMMUNICATION & UTILITIES FUND Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)
Shareholder Fees
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ( $15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ICON Telecommunication & Utilities Fund)	ICON TELECOMMUNICATION & UTILITIES FUND Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON TELECOMMUNICATION & UTILITIES FUND Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)		ICON TELECOMMUNICATION & UTILITIES FUND Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)
Operating Expenses:
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.67%		0.67%		0.67%
Total Annual Fund Operating Expenses	1.92%		2.67%		1.67%
Expense Reimbursements	(0.17%)		(0.17%)		(0.17%)
Total Annual Fund Operating Expenses	1.75%	[1],[2]	2.50%	[1],[2]	1.50%	[1],[2]
[1]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[2]	Restated from the most recent fiscal year to reflect current fees and expense limitation agreements.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (ICON Telecommunication & Utilities Fund)	ICON TELECOMMUNICATION & UTILITIES FUND Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON TELECOMMUNICATION & UTILITIES FUND Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)	ICON TELECOMMUNICATION & UTILITIES FUND Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example:
Class	Class A	Class C	Class S
1 Year	743	353	153
3 Years	1,129	813	511
5 Years	1,539	1,400	893
10 Years	2,679	2,991	1,963

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (ICON Telecommunication & Utilities Fund)	ICON TELECOMMUNICATION & UTILITIES FUND Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011 USD ( $)
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	253
3 Years	813
5 Years	1,400
10 Years	2,991

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.45% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Telecommunications and Utilities sectors (as determined by the Global Industry Classification Standard (“GICS”). Individually, the GICS Telecommunication sector and the GICS Utilities sector, when combined as the ICON Telecommunication & Utilities sector presently include: Alternative Carriers, Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Integrated Telecommunication Services, Multi-utilities & Unregulated Power, Water Utilities, and Wireless Telecommunication Services. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Telecommunication and Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. Many of the products and services in the Telecommunication sector also are subject to rapid obsolescence. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 21.09% Worst Quarter: Q1 2001 -15.99%

Average Annual Total Returns (ICON Telecommunication & Utilities Fund)	ICON TELECOMMUNICATION & UTILITIES FUND 1/26/2010 - 1/24/2011 USD ( $)	ICON TELECOMMUNICATION & UTILITIES FUND Return Before Taxes Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	ICON TELECOMMUNICATION & UTILITIES FUND Return Before Taxes Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	ICON TELECOMMUNICATION & UTILITIES FUND Return Before Taxes Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	ICON TELECOMMUNICATION & UTILITIES FUND Return After Taxes on Distributions Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	ICON TELECOMMUNICATION & UTILITIES FUND Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P 1500 Telecommunications Services Index Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P 1500 Telecommunications Services Index Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P 1500 Telecommunications Services Index Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P 1500 Utilities Index Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P 1500 Utilities Index Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P 1500 Utilities Index Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class A, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class C, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011	S&P Composite 1500 Index Class S, ICON Telecommunication & Utilities Fund 1/26/2010 - 1/24/2011
Average Annual Return:
Caption	Average Annual Total Returns for the Periods ended 12/31/10
Column				ICON Telecommunication & Utilities Fund Class S	ICON Telecommunication & Utilities Fund Class S	ICON Telecommunication & Utilities Fund Class S			ICON Telecommunication & Utilities Fund Class S			ICON Telecommunication & Utilities Fund Class S			ICON Telecommunication & Utilities Fund Class S
Label		ICON Telecommunication & Utilities Fund Class A	ICON Telecommunication & Utilities Fund Class C	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 1500 Telecommunications Services Index	S&P 1500 Telecommunications Services Index	S&P 1500 Telecommunications Services Index	S&P 1500 Utilities Index	S&P 1500 Utilities Index	S&P 1500 Utilities Index	S&P Composite 1500 Index	S&P Composite 1500 Index	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Inception Date		Sep 30, 2010	Sep 30, 2010	Jul 9, 1997	Jul 9, 1997	Jul 9, 1997	Sep 30, 2010	Sep 30, 2010	Jul 9, 1997	Sep 30, 2010	Sep 30, 2010	Jul 9, 1997	Sep 30, 2010	Sep 30, 2010	Jul 9, 1997
1 Year				8.34%	7.09%	5.41%			18.76%			7.10%			16.38%
5 Years				4.55%	2.99%	3.34%			6.46%			4.61%			2.65%
10 Years				3.03%	1.92%	2.24%			(0.48%)			1.97%			2.07%
Since Inception		(0.36%)	4.80%	7.24%	4.05%	4.48%	7.41%	7.41%	2.30%	2.00%	2.00%	6.56%	11.19%	11.19%	4.80%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001025770
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 24, 2011
Prospectus Date	rr_ProspectusDate	Jan 24, 2011
ICON BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks maximum total return.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information. The ICON Bond Fund Class A shares commenced operations on September 30, 2010, therefore, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class I shares. Actual expenses for Class A shares will be different from Class I shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information. The ICON Bond Fund Class A shares commenced operations on September 30, 2010, therefore, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class I shares. Actual expenses for Class A shares will be different from Class I shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.47% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.47%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 6.54% Worst Quarter: Q3 2008 -4.02%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class I shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON BOND FUND | Class A, ICON Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOBAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[1]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	572
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,056
10 Years	rr_ExpenseExampleYear10	1,774
ICON BOND FUND | Class C, ICON Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOBCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.85%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.60%	[1]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	248
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,901
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,901
ICON BOND FUND | Class I, ICON Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOBIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[1]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,224
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.02%)
2003	rr_AnnualReturn2003	10.11%
2004	rr_AnnualReturn2004	4.12%
2005	rr_AnnualReturn2005	(0.15%)
2006	rr_AnnualReturn2006	4.08%
2007	rr_AnnualReturn2007	5.98%
2008	rr_AnnualReturn2008	(3.13%)
2009	rr_AnnualReturn2009	15.52%
2010	rr_AnnualReturn2010	6.23%
ICON BOND FUND | Class Z, ICON Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOBZX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[1]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class Z
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
ICON BOND FUND | Return Before Taxes | Class A, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Bond Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(5.83%)
ICON BOND FUND | Return Before Taxes | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Bond Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
ICON BOND FUND | Return Before Taxes | Class I, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class I
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
ICON BOND FUND | Return Before Taxes | Class Z, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Bond Fund Class Z
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
ICON BOND FUND | Return After Taxes on Distributions | Class I, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
ICON BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
ICON CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123.12% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.12%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2001 24.07% Worst Quarter: Q4 2008 -29.27%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CORE EQUITY FUND | Class A, ICON Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICNAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	831
3 Years	rr_ExpenseExampleYear03	1,360
5 Years	rr_ExpenseExampleYear05	1,914
10 Years	rr_ExpenseExampleYear10	3,415
ICON CORE EQUITY FUND | Class C, ICON Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICNCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	2,583
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,583
ICON CORE EQUITY FUND | Class I, ICON Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICNIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,623
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.27%)
2001	rr_AnnualReturn2001	5.12%
2002	rr_AnnualReturn2002	(24.06%)
2003	rr_AnnualReturn2003	32.86%
2004	rr_AnnualReturn2004	15.79%
2005	rr_AnnualReturn2005	9.64%
2006	rr_AnnualReturn2006	7.39%
2007	rr_AnnualReturn2007	12.15%
2008	rr_AnnualReturn2008	(48.48%)
2009	rr_AnnualReturn2009	17.94%
2010	rr_AnnualReturn2010	12.39%
ICON CORE EQUITY FUND | Class Z, ICON Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICNZX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class Z
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
ICON CORE EQUITY FUND | Return Before Taxes | Class A, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Core Equity Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(7.50%)
ICON CORE EQUITY FUND | Return Before Taxes | Class C, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Core Equity Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
1 Year	rr_AverageAnnualReturnYear01	10.48%
5 Years	rr_AverageAnnualReturnYear05	(4.62%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
ICON CORE EQUITY FUND | Return Before Taxes | Class I, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Core Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2000
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	(3.83%)
10 Years	rr_AverageAnnualReturnYear10	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
ICON CORE EQUITY FUND | Return Before Taxes | Class Z, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Core Equity Fund Class Z
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	(4.00%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
ICON CORE EQUITY FUND | Return After Taxes on Distributions | Class I, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Core Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2000
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	(4.50%)
10 Years	rr_AverageAnnualReturnYear10	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
ICON CORE EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Core Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2000
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	(3.26%)
10 Years	rr_AverageAnnualReturnYear10	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
ICON EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and income.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123.33% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.33%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security will decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 19.93% Worst Quarter: Q4 2008 -22.68%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EQUITY INCOME FUND | Class A, ICON Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEQAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.61%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%	[2],[3]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,013
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,232
ICON EQUITY INCOME FUND | Class C, ICON Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOECX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.22%	[2],[3]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,553
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,553
ICON EQUITY INCOME FUND | Class I, ICON Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOEIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%	[2],[3]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,757
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.68%)
2003	rr_AnnualReturn2003	33.80%
2004	rr_AnnualReturn2004	11.53%
2005	rr_AnnualReturn2005	4.37%
2006	rr_AnnualReturn2006	10.51%
2007	rr_AnnualReturn2007	9.14%
2008	rr_AnnualReturn2008	(35.58%)
2009	rr_AnnualReturn2009	22.70%
2010	rr_AnnualReturn2010	14.94%
ICON EQUITY INCOME FUND | Class Z, ICON Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOEZX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.68%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.46%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2],[3]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class Z
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
ICON EQUITY INCOME FUND | Return Before Taxes | Class A, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Equity Income Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
ICON EQUITY INCOME FUND | Return Before Taxes | Class C, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Equity Income Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
ICON EQUITY INCOME FUND | Return Before Taxes | Class I, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class I
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
ICON EQUITY INCOME FUND | Return Before Taxes | Class Z, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Equity Income Fund Class Z
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
ICON EQUITY INCOME FUND | Return After Taxes on Distributions | Class I, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
ICON EQUITY INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
ICON LONG/SHORT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares.
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.50% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.50%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 24.32% Worst Quarter: Q4 2008 -20.02%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON LONG/SHORT FUND | Class A, ICON Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISTAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.65%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.45%	[4]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	809
3 Years	rr_ExpenseExampleYear03	1,295
5 Years	rr_ExpenseExampleYear05	1,806
10 Years	rr_ExpenseExampleYear10	3,201
ICON LONG/SHORT FUND | Class C, ICON Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOLCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.19%	[4]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	422
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,670
10 Years	rr_ExpenseExampleYear10	3,495
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	322
3 Years	rr_ExpenseExampleNoRedemptionYear03	984
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,670
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,495
ICON LONG/SHORT FUND | Class I, ICON Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOLIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.45%	[4]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	248
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	1,305
10 Years	rr_ExpenseExampleYear10	2,786
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
2003	rr_AnnualReturn2003	37.84%
2004	rr_AnnualReturn2004	18.17%
2005	rr_AnnualReturn2005	6.32%
2006	rr_AnnualReturn2006	11.39%
2007	rr_AnnualReturn2007	9.02%
2008	rr_AnnualReturn2008	(39.89%)
2009	rr_AnnualReturn2009	14.91%
2010	rr_AnnualReturn2010	2.96%
ICON LONG/SHORT FUND | Class Z, ICON Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOLZX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.65%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%	[4]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class Z
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	2,482
ICON LONG/SHORT FUND | Return Before Taxes | Class A, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Long/Short Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(6.13%)
ICON LONG/SHORT FUND | Return Before Taxes | Class C, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Long/Short Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
ICON LONG/SHORT FUND | Return Before Taxes | Class I, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class I
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
ICON LONG/SHORT FUND | Return Before Taxes | Class Z, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Long/Short Fund Class Z
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	3.28%
5 Years	rr_AverageAnnualReturnYear05	(2.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
ICON LONG/SHORT FUND | Return After Taxes on Distributions | Class I, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
ICON LONG/SHORT FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
ICON RISK-MANAGED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON RISK-MANAGED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.34% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.34%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Options Risk. Investments in call options involve certain risks. These risks include:

• Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

• Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

• Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class I shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 17.11% Worst Quarter: Q1 2009 -15.26%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10/
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class I shares. After-tax performance for the Fund’s Class A, Class C and Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON RISK-MANAGED EQUITY FUND | Class A, ICON Risk-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOCAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%	[2]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	727
3 Years	rr_ExpenseExampleYear03	1,048
5 Years	rr_ExpenseExampleYear05	1,391
10 Years	rr_ExpenseExampleYear10	2,355
ICON RISK-MANAGED EQUITY FUND | Class C, ICON Risk-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOCCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.30%	[2]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	333
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,633
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Years	rr_ExpenseExampleNoRedemptionYear03	718
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,633
ICON RISK-MANAGED EQUITY FUND | Class I, ICON Risk-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOCIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,857
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.26%)
2003	rr_AnnualReturn2003	29.08%
2004	rr_AnnualReturn2004	7.59%
2005	rr_AnnualReturn2005	2.60%
2006	rr_AnnualReturn2006	4.95%
2007	rr_AnnualReturn2007	11.93%
2008	rr_AnnualReturn2008	(22.35%)
2009	rr_AnnualReturn2009	9.38%
2010	rr_AnnualReturn2010	6.23%
ICON RISK-MANAGED EQUITY FUND | Class Z, ICON Risk-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOCZX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.41%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.10%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[2]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class Z
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	717
10 Years	rr_ExpenseExampleYear10	1,578
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class A, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Risk-Managed Equity Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class C, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Risk-Managed Equity Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class I, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
ICON RISK-MANAGED EQUITY FUND | Return Before Taxes | Class Z, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Risk-Managed Equity Fund Class Z
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
ICON RISK-MANAGED EQUITY FUND | Return After Taxes on Distributions | Class I, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
ICON RISK-MANAGED EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
ICON ASIA-PACIFIC REGION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.41% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.41%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia and AC Pacific Indexes. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia and AC Pacific Indexes. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON ASIA-PACIFIC REGION FUND | Class A, ICON Asia-Pacific Region Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPCAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.17%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.35%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[5]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	749
3 Years	rr_ExpenseExampleYear03	1,115
5 Years	rr_ExpenseExampleYear05	1,504
10 Years	rr_ExpenseExampleYear10	2,590
ICON ASIA-PACIFIC REGION FUND | Class C, ICON Asia-Pacific Region Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICPCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.04%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.47%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.57%	[5]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	360
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,365
10 Years	rr_ExpenseExampleYear10	2,904
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,904
ICON ASIA-PACIFIC REGION FUND | Class S, ICON Asia-Pacific Region Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICARX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.63%	[5]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	886
10 Years	rr_ExpenseExampleYear10	1,932
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
2001	rr_AnnualReturn2001	(29.61%)
2002	rr_AnnualReturn2002	(10.53%)
2003	rr_AnnualReturn2003	43.67%
2004	rr_AnnualReturn2004	4.02%
2005	rr_AnnualReturn2005	49.37%
2006	rr_AnnualReturn2006	9.02%
2007	rr_AnnualReturn2007	24.36%
2008	rr_AnnualReturn2008	(51.98%)
2009	rr_AnnualReturn2009	52.24%
2010	rr_AnnualReturn2010	21.00%
ICON ASIA-PACIFIC REGION FUND | Return Before Taxes | Class A, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
ICON ASIA-PACIFIC REGION FUND | Return Before Taxes | Class C, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	18.89%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
ICON ASIA-PACIFIC REGION FUND | Return Before Taxes | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund
Label	rr_AverageAnnualReturnLabel	Class S Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	21.00%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
ICON ASIA-PACIFIC REGION FUND | Return After Taxes on Distributions | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund
Label	rr_AverageAnnualReturnLabel	Class S Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	21.00%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
ICON ASIA-PACIFIC REGION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund
Label	rr_AverageAnnualReturnLabel	Class S Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
ICON EUROPE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EUROPE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.08% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.08%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, and the United Kingdom.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class S shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2008 -24.01%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EUROPE FUND | Class A, ICON Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IERAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	15.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	17.22%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(15.42%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[6]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	747
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	2,569
ICON EUROPE FUND | Class C, ICON Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICUCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	38.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	40.14%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(37.59%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[6]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,884
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,884
ICON EUROPE FUND | Class S, ICON Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[6]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,879
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
2001	rr_AnnualReturn2001	(21.44%)
2002	rr_AnnualReturn2002	(6.69%)
2003	rr_AnnualReturn2003	45.97%
2004	rr_AnnualReturn2004	21.84%
2005	rr_AnnualReturn2005	13.13%
2006	rr_AnnualReturn2006	43.95%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(50.73%)
2009	rr_AnnualReturn2009	27.13%
2010	rr_AnnualReturn2010	10.59%
ICON EUROPE FUND | Return Before Taxes | Class A, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.49%)
ICON EUROPE FUND | Return Before Taxes | Class C, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(8.00%)
ICON EUROPE FUND | Return Before Taxes | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund
Label	rr_AverageAnnualReturnLabel	Class S Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
ICON EUROPE FUND | Return After Taxes on Distributions | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund
Label	rr_AverageAnnualReturnLabel	Class S Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	10.20%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
ICON EUROPE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund
Label	rr_AverageAnnualReturnLabel	Class S Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
ICON INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.29% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.29%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

• Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

• Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

• Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class Z shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart and table is for the Fund’s Class Z shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2008 -25.94%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class Z Shares. After-tax performance for the Fund’s Class A, Class C, Class I and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class Z Shares. After-tax performance for the Fund’s Class A, Class C, Class I and Class S shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INTERNATIONAL EQUITY FUND | Class A, ICON International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIQAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[7]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	747
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	2,569
ICON INTERNATIONAL EQUITY FUND | Class C, ICON International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIQCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[7]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,884
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,884
ICON INTERNATIONAL EQUITY FUND | Class I, ICON International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIQIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[7]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,116
ICON INTERNATIONAL EQUITY FUND | Class S, ICON International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICESX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%	[7]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	777
10 Years	rr_ExpenseExampleYear10	1,703
ICON INTERNATIONAL EQUITY FUND | Class Z, ICON International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEQX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[7]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class Z
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,636
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
2001	rr_AnnualReturn2001	(22.28%)
2002	rr_AnnualReturn2002	(18.56%)
2003	rr_AnnualReturn2003	64.13%
2004	rr_AnnualReturn2004	18.07%
2005	rr_AnnualReturn2005	31.51%
2006	rr_AnnualReturn2006	20.84%
2007	rr_AnnualReturn2007	22.98%
2008	rr_AnnualReturn2008	(53.96%)
2009	rr_AnnualReturn2009	48.45%
2010	rr_AnnualReturn2010	12.21%
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class A, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class C, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2004
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class I, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004
1 Year	rr_AverageAnnualReturnYear01	11.73%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class S, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class S
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.60%)
ICON INTERNATIONAL EQUITY FUND | Return Before Taxes | Class Z, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund
Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
ICON INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions | Class Z, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund
Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
ICON INTERNATIONAL EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class Z, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund
Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
ICON CONSUMER DISCRETIONARY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 194.84% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.84%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting & Cable TV, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting & Cable TV, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2001 32.14% Worst Quarter: Q4 2008 -30.32%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CONSUMER DISCRETIONARY FUND | Class A, ICON Consumer Discretionary Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICCAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[8],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	765
3 Years	rr_ExpenseExampleYear03	1,217
5 Years	rr_ExpenseExampleYear05	1,695
10 Years	rr_ExpenseExampleYear10	3,010
ICON CONSUMER DISCRETIONARY FUND | Class C, ICON Consumer Discretionary Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICCEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.74%	[8],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	377
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,562
10 Years	rr_ExpenseExampleYear10	3,317
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	277
3 Years	rr_ExpenseExampleNoRedemptionYear03	907
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,562
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,317
ICON CONSUMER DISCRETIONARY FUND | Class S, ICON Consumer Discretionary Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICCCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.74%	[8],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	607
5 Years	rr_ExpenseExampleYear05	1,063
10 Years	rr_ExpenseExampleYear10	2,326
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.32%)
2001	rr_AnnualReturn2001	26.23%
2002	rr_AnnualReturn2002	(19.09%)
2003	rr_AnnualReturn2003	40.40%
2004	rr_AnnualReturn2004	5.58%
2005	rr_AnnualReturn2005	(2.84%)
2006	rr_AnnualReturn2006	11.85%
2007	rr_AnnualReturn2007	(8.87%)
2008	rr_AnnualReturn2008	(42.68%)
2009	rr_AnnualReturn2009	47.19%
2010	rr_AnnualReturn2010	24.82%
ICON CONSUMER DISCRETIONARY FUND | Return Before Taxes | Class A, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Consumer Discretionary Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
ICON CONSUMER DISCRETIONARY FUND | Return Before Taxes | Class C, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Consumer Discretionary Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
ICON CONSUMER DISCRETIONARY FUND | Return Before Taxes | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
ICON CONSUMER DISCRETIONARY FUND | Return After Taxes on Distributions | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
ICON CONSUMER DISCRETIONARY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	16.14%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
ICON CONSUMER STAPLES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON CONSUMER STAPLES FUND (Formerly, ICON Leisure and Consumer Staples Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.31% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.31%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2001 27.28% Worst Quarter: Q4 2008 -21.95%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CONSUMER STAPLES FUND | Class A, ICON Consumer Staples Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICRAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[10],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	743
3 Years	rr_ExpenseExampleYear03	1,103
5 Years	rr_ExpenseExampleYear05	1,487
10 Years	rr_ExpenseExampleYear10	2,558
ICON CONSUMER STAPLES FUND | Class C, ICON Consumer Staples Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICLCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[10],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	787
5 Years	rr_ExpenseExampleYear05	1,347
10 Years	rr_ExpenseExampleYear10	2,872
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	787
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,347
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,872
ICON CONSUMER STAPLES FUND | Class S, ICON Consumer Staples Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICLEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[10],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	1,833
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
2001	rr_AnnualReturn2001	25.03%
2002	rr_AnnualReturn2002	(9.67%)
2003	rr_AnnualReturn2003	27.33%
2004	rr_AnnualReturn2004	17.88%
2005	rr_AnnualReturn2005	(10.14%)
2006	rr_AnnualReturn2006	13.67%
2007	rr_AnnualReturn2007	7.36%
2008	rr_AnnualReturn2008	(36.23%)
2009	rr_AnnualReturn2009	32.18%
2010	rr_AnnualReturn2010	15.53%
ICON CONSUMER STAPLES FUND | Return Before Taxes | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Consumer Staples Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
ICON CONSUMER STAPLES FUND | Return Before Taxes | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Staples Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
ICON CONSUMER STAPLES FUND | Return Before Taxes | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
ICON CONSUMER STAPLES FUND | Return After Taxes on Distributions | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
ICON CONSUMER STAPLES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
ICON ENERGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169.86% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.86%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q1 2000 28.98% Worst Quarter: Q3 2008 -27.10%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON ENERGY FUND | Class A, ICON Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,341
10 Years	rr_ExpenseExampleYear10	2,252
ICON ENERGY FUND | Class C, ICON Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	327
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,199
10 Years	rr_ExpenseExampleYear10	2,573
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,199
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,573
ICON ENERGY FUND | Class S, ICON Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICENX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,500
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
2001	rr_AnnualReturn2001	(3.31%)
2002	rr_AnnualReturn2002	(5.74%)
2003	rr_AnnualReturn2003	32.67%
2004	rr_AnnualReturn2004	38.16%
2005	rr_AnnualReturn2005	41.92%
2006	rr_AnnualReturn2006	9.62%
2007	rr_AnnualReturn2007	38.78%
2008	rr_AnnualReturn2008	(33.38%)
2009	rr_AnnualReturn2009	22.15%
2010	rr_AnnualReturn2010	17.72%
ICON ENERGY FUND | Return Before Taxes | Class A, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Energy Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.19%
ICON ENERGY FUND | Return Before Taxes | Class C, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Energy Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.11%
ICON ENERGY FUND | Return Before Taxes | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	7.82%
10 Years	rr_AverageAnnualReturnYear10	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%
ICON ENERGY FUND | Return After Taxes on Distributions | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	11.86%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
ICON ENERGY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
ICON FINANCIAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON FINANCIAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.36% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.36%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FINANCIAL FUND | Class A, ICON Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICFAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	736
3 Years	rr_ExpenseExampleYear03	1,074
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	2,448
ICON FINANCIAL FUND | Class C, ICON Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICOCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	346
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	1,295
10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	246
3 Years	rr_ExpenseExampleNoRedemptionYear03	757
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,295
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,766
ICON FINANCIAL FUND | Class S, ICON Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICFSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,714
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.93%)
2001	rr_AnnualReturn2001	2.61%
2002	rr_AnnualReturn2002	(17.79%)
2003	rr_AnnualReturn2003	40.27%
2004	rr_AnnualReturn2004	18.34%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	19.11%
2007	rr_AnnualReturn2007	(5.39%)
2008	rr_AnnualReturn2008	(53.53%)
2009	rr_AnnualReturn2009	5.24%
2010	rr_AnnualReturn2010	8.20%
ICON FINANCIAL FUND | Return Before Taxes | Class A, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Financial Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
ICON FINANCIAL FUND | Return Before Taxes | Class C, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Financial Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
ICON FINANCIAL FUND | Return Before Taxes | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	(9.82%)
10 Years	rr_AverageAnnualReturnYear10	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
ICON FINANCIAL FUND | Return After Taxes on Distributions | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	8.06%
5 Years	rr_AverageAnnualReturnYear05	(10.56%)
10 Years	rr_AverageAnnualReturnYear10	(2.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
ICON FINANCIAL FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	(7.85%)
10 Years	rr_AverageAnnualReturnYear10	(1.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
ICON HEALTHCARE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON HEALTHCARE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.42% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.42%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON HEALTHCARE FUND | Class A, ICON Healthcare Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICHAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,054
5 Years	rr_ExpenseExampleYear05	1,401
10 Years	rr_ExpenseExampleYear10	2,375
ICON HEALTHCARE FUND | Class C, ICON Healthcare Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICHEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	339
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
ICON HEALTHCARE FUND | Class S, ICON Healthcare Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICHCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,636
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.93%)
2001	rr_AnnualReturn2001	(3.17%)
2002	rr_AnnualReturn2002	(9.22%)
2003	rr_AnnualReturn2003	31.14%
2004	rr_AnnualReturn2004	17.93%
2005	rr_AnnualReturn2005	13.91%
2006	rr_AnnualReturn2006	0.84%
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(29.91%)
2009	rr_AnnualReturn2009	17.71%
2010	rr_AnnualReturn2010	2.97%
ICON HEALTHCARE FUND | Return Before Taxes | Class A, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Healthcare Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
ICON HEALTHCARE FUND | Return Before Taxes | Class C, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Healthcare Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
ICON HEALTHCARE FUND | Return Before Taxes | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
ICON HEALTHCARE FUND | Return After Taxes on Distributions | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	(2.34%)
10 Years	rr_AverageAnnualReturnYear10	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
ICON HEALTHCARE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
10 Years	rr_AverageAnnualReturnYear10	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
ICON INDUSTRIALS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INDUSTRIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.34% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.34%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Commercial Services, Diversified Support Services, Electrical Components & Equipment, Employment Services, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Commercial Services, Diversified Support Services, Electrical Components & Equipment, Employment Services, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INDUSTRIALS FUND | Class A, ICON Industrials Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	733
3 Years	rr_ExpenseExampleYear03	1,065
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	2,417
ICON INDUSTRIALS FUND | Class C, ICON Industrials Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICICX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	748
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
ICON INDUSTRIALS FUND | Class S, ICON Industrials Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
2001	rr_AnnualReturn2001	1.61%
2002	rr_AnnualReturn2002	(21.05%)
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	20.24%
2005	rr_AnnualReturn2005	8.12%
2006	rr_AnnualReturn2006	10.33%
2007	rr_AnnualReturn2007	21.17%
2008	rr_AnnualReturn2008	(41.74%)
2009	rr_AnnualReturn2009	12.67%
2010	rr_AnnualReturn2010	25.43%
ICON INDUSTRIALS FUND | Return Before Taxes | Class A, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Industrials Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
ICON INDUSTRIALS FUND | Return Before Taxes | Class C, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Industrials Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%
ICON INDUSTRIALS FUND | Return Before Taxes | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	25.43%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
ICON INDUSTRIALS FUND | Return After Taxes on Distributions | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	25.07%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
ICON INDUSTRIALS FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
ICON INFORMATION TECHNOLOGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INFORMATION TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.32% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.32%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund.The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 34.20% Worst Quarter: Q3 2001 -30.36%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INFORMATION TECHNOLOGY FUND | Class A, ICON Information Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	730
3 Years	rr_ExpenseExampleYear03	1,057
5 Years	rr_ExpenseExampleYear05	1,406
10 Years	rr_ExpenseExampleYear10	2,387
ICON INFORMATION TECHNOLOGY FUND | Class C, ICON Information Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	340
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	1,265
10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	240
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
ICON INFORMATION TECHNOLOGY FUND | Class S, ICON Information Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,647
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.36%)
2001	rr_AnnualReturn2001	(13.00%)
2002	rr_AnnualReturn2002	(41.40%)
2003	rr_AnnualReturn2003	46.98%
2004	rr_AnnualReturn2004	3.88%
2005	rr_AnnualReturn2005	(3.96%)
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	18.31%
2008	rr_AnnualReturn2008	(47.78%)
2009	rr_AnnualReturn2009	44.99%
2010	rr_AnnualReturn2010	6.61%
ICON INFORMATION TECHNOLOGY FUND | Return Before Taxes | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Information Technology Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
ICON INFORMATION TECHNOLOGY FUND | Return Before Taxes | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Information Technology Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
ICON INFORMATION TECHNOLOGY FUND | Return Before Taxes | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	(2.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
ICON INFORMATION TECHNOLOGY FUND | Return After Taxes on Distributions | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	(2.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
ICON INFORMATION TECHNOLOGY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	4.30%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	(2.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
ICON MATERIALS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON MATERIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.80% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.80%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON MATERIALS FUND | Class A, ICON Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICBAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	731
3 Years	rr_ExpenseExampleYear03	1,059
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,397
ICON MATERIALS FUND | Class C, ICON Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICBCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
ICON MATERIALS FUND | Class S, ICON Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICBMX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[10]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.77%)
2001	rr_AnnualReturn2001	10.33%
2002	rr_AnnualReturn2002	(12.43%)
2003	rr_AnnualReturn2003	36.62%
2004	rr_AnnualReturn2004	29.18%
2005	rr_AnnualReturn2005	14.28%
2006	rr_AnnualReturn2006	19.45%
2007	rr_AnnualReturn2007	35.24%
2008	rr_AnnualReturn2008	(47.84%)
2009	rr_AnnualReturn2009	39.10%
2010	rr_AnnualReturn2010	26.55%
ICON MATERIALS FUND | Return Before Taxes | Class A, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Materials Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%
ICON MATERIALS FUND | Return Before Taxes | Class C, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Materials Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.40%
ICON MATERIALS FUND | Return Before Taxes | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	26.55%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
ICON MATERIALS FUND | Return After Taxes on Distributions | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	26.32%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
ICON MATERIALS FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	17.25%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	9.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
ICON TELECOMMUNICATION & UTILITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON TELECOMMUNICATION & UTILITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Fees and Expenses of the Fund	icccx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint Discounts	icccx_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 75 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information. Class A and Class C commenced operations on September 30, 2010, the expenses shown under “Total Annual Fund Operating Expenses” are based on amounts incurred by Class S shares. Actual expenses for Class A and Class C shares will be different from Class S shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Portfolio Turnover	icccx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.45% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.45%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Telecommunications and Utilities sectors (as determined by the Global Industry Classification Standard (“GICS”). Individually, the GICS Telecommunication sector and the GICS Utilities sector, when combined as the ICON Telecommunication & Utilities sector presently include: Alternative Carriers, Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Integrated Telecommunication Services, Multi-utilities & Unregulated Power, Water Utilities, and Wireless Telecommunication Services. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Telecommunications and Utilities sectors (as determined by the Global Industry Classification Standard (“GICS”). Individually, the GICS Telecommunication sector and the GICS Utilities sector, when combined as the ICON Telecommunication & Utilities sector presently include: Alternative Carriers, Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Integrated Telecommunication Services, Multi-utilities & Unregulated Power, Water Utilities, and Wireless Telecommunication Services.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Telecommunication and Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. Many of the products and services in the Telecommunication sector also are subject to rapid obsolescence. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Performance History	icccx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart and table is for the Fund’s Class S shares. The performance of Class A, Class C and Class S shares will vary to the extent that the classes do not have the same fees and expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 21.09% Worst Quarter: Q1 2001 -15.99%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON TELECOMMUNICATION & UTILITIES FUND | Class A, ICON Telecommunication & Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTVX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[10],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	743
3 Years	rr_ExpenseExampleYear03	1,129
5 Years	rr_ExpenseExampleYear05	1,539
10 Years	rr_ExpenseExampleYear10	2,679
ICON TELECOMMUNICATION & UTILITIES FUND | Class C, ICON Telecommunication & Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTZX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[10],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	813
5 Years	rr_ExpenseExampleYear05	1,400
10 Years	rr_ExpenseExampleYear10	2,991
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	813
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,400
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,991
ICON TELECOMMUNICATION & UTILITIES FUND | Class S, ICON Telecommunication & Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICTUX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ( $15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[10],[9]
Example	rr_ExpenseExampleAbstract
Class	rr_ExpenseExampleByYearColumnName	Class S
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	893
10 Years	rr_ExpenseExampleYear10	1,963
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.99%)
2001	rr_AnnualReturn2001	(18.09%)
2002	rr_AnnualReturn2002	(18.33%)
2003	rr_AnnualReturn2003	25.50%
2004	rr_AnnualReturn2004	15.71%
2005	rr_AnnualReturn2005	11.06%
2006	rr_AnnualReturn2006	24.33%
2007	rr_AnnualReturn2007	22.81%
2008	rr_AnnualReturn2008	(30.36%)
2009	rr_AnnualReturn2009	8.40%
2010	rr_AnnualReturn2010	8.34%
ICON TELECOMMUNICATION & UTILITIES FUND | Return Before Taxes | Class A, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Telecommunication & Utilities Fund Class A
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
ICON TELECOMMUNICATION & UTILITIES FUND | Return Before Taxes | Class C, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICON Telecommunication & Utilities Fund Class C
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
ICON TELECOMMUNICATION & UTILITIES FUND | Return Before Taxes | Class S, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Telecommunication & Utilities Fund Class S
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	8.34%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
ICON TELECOMMUNICATION & UTILITIES FUND | Return After Taxes on Distributions | Class S, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Telecommunication & Utilities Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
ICON TELECOMMUNICATION & UTILITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class S, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Telecommunication & Utilities Fund Class S
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Barclays Capital U S Universal Index | Class A, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Barclays Capital U S Universal Index | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Barclays Capital U S Universal Index | Class I, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class I
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Barclays Capital U S Universal Index | Class Z, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Barclays Capital U.S Universal Index Excluding Mortgage Backed-Securities (ex MBS) | Class I, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Bond Fund Class I
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	7.99%	[11]
5 Years	rr_AverageAnnualReturnYear05	5.62%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[11]
Barclays Capital U. S. Universal Index (ex-MBS) | Class A, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01		[11]
5 Years	rr_AverageAnnualReturnYear05		[11]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)	[11]
Barclays Capital U. S. Universal Index (ex-MBS) | Class C, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
1 Year	rr_AverageAnnualReturnYear01	7.99%	[11]
5 Years	rr_AverageAnnualReturnYear05	5.62%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%	[11]
Barclays Capital U. S. Universal Index (ex-MBS) | Class Z, ICON Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index (ex-MBS)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	7.99%	[11]
5 Years	rr_AverageAnnualReturnYear05	5.62%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[11]
MSCI All Country Pacific Index | Class A, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
MSCI All Country Pacific Index | Class C, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
MSCI All Country Pacific Index | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund
Label	rr_AverageAnnualReturnLabel	MSCI All Country Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
MSCI All Country Asia Pacific Index | Class A, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	17.25%	[12]
5 Years	rr_AverageAnnualReturnYear05		[12]
10 Years	rr_AverageAnnualReturnYear10		[12]
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[12]
MSCI All Country Asia Pacific Index | Class C, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	17.25%	[12]
5 Years	rr_AverageAnnualReturnYear05		[12]
10 Years	rr_AverageAnnualReturnYear10		[12]
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%	[12]
MSCI All Country Asia Pacific Index | Class S, ICON Asia-Pacific Region Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Asia-Pacific Region Fund
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia-Pacific Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
1 Year	rr_AverageAnnualReturnYear01	17.25%	[12]
5 Years	rr_AverageAnnualReturnYear05	4.80%	[12]
10 Years	rr_AverageAnnualReturnYear10	6.63%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[12]
MSCI Europe Index | Class A, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
MSCI Europe Index | Class C, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.79%)
MSCI Europe Index | Class S, ICON Europe Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Europe Fund
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
MSCI ACWI ex-U.S. | Class A, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
MSCI ACWI ex-U.S. | Class C, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2004
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
MSCI ACWI ex-U.S. | Class I, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
MSCI ACWI ex-U.S. | Class S, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
MSCI ACWI ex-U.S. | Class Z, ICON International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON International Equity Fund
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
S&P 1500 Consumer Staples Index | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Staples Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
S&P 1500 Consumer Staples Index | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Staples Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
S&P 1500 Consumer Staples Index | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Staples Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	7.81%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
S&P 1500 Consumer Discretionary Index | Class A, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
S&P 1500 Consumer Discretionary Index | Class C, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
S&P 1500 Consumer Discretionary Index | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	28.57%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
S&P 1500 Consumer Discretionary Index | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
S&P 1500 Consumer Discretionary Index | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
S&P 1500 Consumer Discretionary Index | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Consumer Discretionary Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	28.57%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
S&P 1500 Energy Index | Class A, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.88%
S&P 1500 Energy Index | Class C, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.88%
S&P 1500 Energy Index | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Energy Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	21.37%
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
S&P 1500 Financials Index | Class A, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Financials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
S&P 1500 Financials Index | Class C, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Financials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
S&P 1500 Financials Index | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Financials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	(9.53%)
10 Years	rr_AverageAnnualReturnYear10	(2.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
S&P 1500 Health Care Index | Class A, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
S&P 1500 Health Care Index | Class C, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
S&P 1500 Health Care Index | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
S&P 1500 Materials Index | Class A, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Materials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.77%
S&P 1500 Materials Index | Class C, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Materials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.77%
S&P 1500 Materials Index | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Materials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	22.89%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	9.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
S&P 1500 Industrials Index | Class A, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
S&P 1500 Industrials Index | Class C, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
S&P 1500 Industrials Index | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	27.24%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
S&P 1500 Information Technology Index | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Information Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
S&P 1500 Information Technology Index | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Information Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
S&P 1500 Information Technology Index | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Information Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	(0.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
NASDAQ Composite Index | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
NASDAQ Composite Index | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
NASDAQ Composite Index | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	16.91%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
S&P 1500 Telecommunications Services Index | Class A, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
S&P 1500 Telecommunications Services Index | Class C, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
S&P 1500 Telecommunications Services Index | Class S, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Telecommunication & Utilities Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
S&P 1500 Utilities Index | Class A, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S&P 1500 Utilities Index | Class C, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S&P 1500 Utilities Index | Class S, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Telecommunication & Utilities Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P 1500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
S&P Composite 1500 Index | Class A, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
S&P Composite 1500 Index | Class C, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
S&P Composite 1500 Index | Class I, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Core Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2000
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
S&P Composite 1500 Index | Class Z, ICON Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
S&P Composite 1500 Index | Class A, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
S&P Composite 1500 Index | Class C, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%
S&P Composite 1500 Index | Class I, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Equity Income Fund Class I
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
S&P Composite 1500 Index | Class Z, ICON Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
S&P Composite 1500 Index | Class A, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
S&P Composite 1500 Index | Class C, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
S&P Composite 1500 Index | Class I, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Long/Short Fund Class I
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
S&P Composite 1500 Index | Class Z, ICON Long/Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
S&P Composite 1500 Index | Class A, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
S&P Composite 1500 Index | Class C, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
S&P Composite 1500 Index | Class I, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Risk-Managed Equity Fund Class I
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
S&P Composite 1500 Index | Class Z, ICON Risk-Managed Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
S&P Composite 1500 Index | Class A, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Consumer Discretionary Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Discretionary Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
S&P Composite 1500 Index | Class A, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Consumer Staples Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Consumer Staples Fund (Formerly, ICON Leisure and Consumer Staples Fund) Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
S&P Composite 1500 Index | Class A, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Energy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Energy Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
S&P Composite 1500 Index | Class A, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Financial Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Financial Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
S&P Composite 1500 Index | Class A, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Healthcare Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Healthcare Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
S&P Composite 1500 Index | Class A, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Industrials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Industrials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
S&P Composite 1500 Index | Class A, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Information Technology Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Information Technology Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
S&P Composite 1500 Index | Class A, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Materials Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Materials Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
S&P Composite 1500 Index | Class A, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class C, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
S&P Composite 1500 Index | Class S, ICON Telecommunication & Utilities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	ICON Telecommunication & Utilities Fund Class S
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%

[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A and Class I of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class Z. This expense limitation agreement may be terminated at any time after January 31, 2012 for Class A and January 31, 2021 for Class C, Class I and Class Z upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[2]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A and Class I of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the Operating Expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A and Class I of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[5]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[6]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[7]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A, Class I and Class S of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class Z. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[8]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[9]	Restated from the most recent fiscal year to reflect current fees and expense limitation agreements.
[10]	Effective January 1, 2011, ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2012 upon 30 days written notice to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[11]	The ICON Bond Fund has changed its broad-based index because it has not significantly invested in asset-backed securities in the past and has no present intent to do so in the immediate future. The Barclays Capital U.S. Universal Index (ex-MBS) is a more appropriate index for the Fund.
[12]	The Fund is changing the index because the Fund invests in India, which is included in the MSCI All Country Asia-Pacific Index but is not included in the MSCI All Country Pacific Index.